SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DETAILS 3) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 day office	Dec. 31, 2011 office	Dec. 31, 2010
Revenue Recognition [Abstract]
Initial franchise fees	5.4	10.3	1.3
Number of franchised sales offices in operation	924	779
Number of company-owned sales offices in operation	317	358
Management fee income of NAF, as a percentage of marketing fees collected from franchisees	15.00%
Loans receivable and allowance for loans receivable
Contractually past due days of monthly interest payments when interest accrual ceases	90
Advertising expenses
Advertising-related expenses	25.2	51.9	30.8
Business taxes, value added taxes and related surcharges
Maximum term of Business tax and related surcharges rate	5.65%
Minimum term of Business tax and related surcharges rate	5.60%
Value Added Tax rate	6.00%